UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

 450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/10

Item 1.  Reports to Stockholders.

The Lacerte Guardian Fund

Annual Report

September 30, 2010

www.lacerteguardianfund.com

Investor Information: 1-877-738-9888

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Lacerte Guardian Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

LACERTE CAPITAL ADVISERS, LLC

Diminishing Headwinds

As soon as the second quarter came to a close and the 3rd quarter began the U.S. equity market was off to the races as the broader market rallied hard off its lows and continues to strengthen and move higher. As the old cliché goes “you can’t know where you’re going until you know where you have been.” Well the broader markets have been down, down, down throughout the credit crisis and now we are going up, up, up. As investors seem to continue to have doubts about the U.S. equity markets the markets will respond as they historically have - by moving higher.

As we wrote in our second quarter letter “market pullbacks should be of no surprise and should be looked upon as good entry points for long term investors”. In addition we also wrote - “This translates into a very good entry level for equity investors looking for a spot to increase their equity exposure”. No matter what one “thinks” about the equity market it is important to remember that equity markets are forward looking and it is always important to stay invested and never attempt to time entries and exits.

To further reduce volatility we simplified the underlying asset in the portfolio to the S&P 500 equity index ETF, SPY. Calendar year to date the Lacerte Guardian Fund- Class I Shares (LGFIX) has returned (2.92%) vs. 3.89% for the S&P 500 (SPX) and the 1 year return is (0.76) for LGFIX vs. 10.16% for the S&P 500 (SPX). It’s important to keep in mind however that our strategy dynamic reduces volatility but still allows for superior long term performance as is exemplified through our longer term, life of fund annualized performance (Lacerte Guardian Fund (LGFIX) positive 3.47% vs. a negative (3.58%) for the S&P 500 (SPX) since March 1, 2007)

Looking forward we continue to see strength in the domestic equity markets but not without some volatility. While there remain challenges for the U.S. economy; A second round of Quantitative Easing, mid-term elections, and potential geo-political issues, the U.S. markets remain some of the most regulated and efficient in the world and our strategy allows an investor to invest with confidence in those markets.

Sincerely,

Jeffrey Beamer

1843-NLD-12/08/2010

2811 McKinney Ave. Suite 206, Dallas, Texas 75204 214-922-9211

Lacerte Guardian Fund

PERFORMANCE OF A $10,000 INVESTMENT

Annualized Total Returns as of September 30, 2010

	One Year	Since Inception* (Class I)	Since Inception** (Class A)
Lacerte Guardian Fund:
Class I	(0.76)%	3.47%***
Class A	N/A		5.47%
Class A- with load	N/A		0.72%
S&P 500 Total Return Index	10.16%	(3.58)%	12.17%

________________

   *Class I shares commenced operations on February 28, 2007.

** Class A shares commenced operations on July 2, 2010.

*** Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was October 1, 2009. Prior to October 1, 2009, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results.  The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of  4.50%.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.15% and 3.40% for Class I and Class A shares, respectively.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-738-9888.

Portfolio Composition (Unaudited)

As of September 30, 2010

% of Net Assets
Exchange Traded Funds	96.8%
Purchased Put Options	1.7%
Short-Term Investments	1.6%
Written Call Options	(1.5)%
Cash and Other Assets
less Liabilities	1.4%
100.0%

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010
Shares		Market Value

	EXCHANGE TRADED FUNDS - 96.85%
	EQUITY FUND - 96.85%
196,600	SPDR S&P 500 ETF Trust *	$ 22,435,992
	TOTAL EXCHANGE TRADED FUNDS	22,435,992
	( Cost - $22,325,064)

	PURCHASED PUT OPTIONS - 1.65%
1,966	SPDR S&P 500 ETF Trust
	Expiration November 2010, Exercise Price $109.00	383,370
	TOTAL PURCHASED PUT OPTIONS	383,370
	( Cost - $416,480)

	SHORT-TERM INVESTMENTS - 1.59%
	MONEY MARKET FUND - 1.59%
369,205	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.25% +	369,205
	TOTAL SHORT-TERM INVESTMENTS	369,205
	( Cost - $369,205)

	TOTAL INVESTMENTS - 100.09%
	( Cost - $23,110,749) (a)	23,188,567
	CALL OPTIONS WRITTEN - (1.49) %	(346,016)
	OTHER LIABILITIES LESS ASSETS - 1.40%	323,634
	NET ASSETS - 100.00%	$ 23,166,185

	CALL OPTIONS WRITTEN - (1.49) % **
1,966	SPDR S&P 500 ETF Trust
	Expiration November 2010, Exercise Price $118.00	$ 346,016
	TOTAL OPTIONS WRITTEN
	(Proceeds - $345,876) (a)
__________
+ Money Market Fund; interest rate reflects seven-day effective yield on September 30, 2010.
* Subject to written option.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $23,397,009 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ -
	Unrealized depreciation	(554,458)
	Net unrealized depreciation	$ (554,458)

The Lacerte Guardian Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010

Assets:
Investments in Securities at Market Value (identified cost $23,110,749)	$ 23,188,567
Deposit with Broker	262,114
Dividends and Interest Receivable	118,447
Receivable for Fund Shares Sold	9,969
Prepaid Expenses and Other Assets	33,702
Total Assets	23,612,799

Liabilities:
Call Options Written, at Value (Proceeds $345,876)	346,016
Accrued Advisory Fees	61,259
Payable to Other Affiliates	14,583
Payable for Fund Shares Redeemed	2,500
Accrued Distribution Fees	6
Other Accrued Expenses	22,250
Total Liabilities	446,614

Net Assets	$ 23,166,185

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 22,941,442
Shares of Beneficial Interest Outstanding	1,353,528
Net Asset Value (Net Assets/Shares Outstanding), Offering Price
and Redemption Price Per Share*	$ 16.95
Class A Shares:
Net Assets	$ 224,743
Shares of Beneficial Interest Outstanding	13,244
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$ 16.97
Maximum Offering Price Per Share (Maximum Sales Charge of 4.50%)	$ 17.77

Composition of Net Assets:
At September 30, 2010, Net Assets consisted of:
Paid-in-Capital	$ 23,109,205
Accumulated Net Realized Loss on Investments	(20,698)
Net Unrealized Appreciation (Depreciation) on:
Investments	110,928
Purchased Options	(33,110)
Written Options	(140)
Net Assets	$ 23,166,185
___________
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2010

Investment Income:
Dividend Income (net of $315 foreign taxes withheld)	$ 311,155
Interest Income	4,988
Total Investment Income	316,143

Expenses:
Investment Advisory Fees	372,597
Administration Fees	40,000
Fund Accounting Fees	36,009
Dividends Paid on Securities Sold Short	35,404
Transfer Agent Fees	32,424
Chief Compliance Officer Fees	16,595
Audit Fees	15,500
Printing Expense	14,127
Registration & Filing Fees	11,036
Legal Fees	9,045
Custody Fees	7,840
Trustees' Fees	5,728
Interest Expense	332
Distribution Fees- Class R	181
Distribution Fees- Class A	6
Insurance Expense	108
Miscellaneous Expenses	4,231
Total Expenses	601,163
Less: Investment Advisory Fees Waived	(34,207)
Net Expenses	566,956

Net Investment Loss	(250,813)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	917,012
Purchased Options	(1,963,605)
Written Options	449,305
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	110,928
Purchased Options	(33,110)
Written Options	(140)
Net Realized and Unrealized Loss on Investments	(519,610)

Net Decrease in Net Assets Resulting From Operations	$ (770,423)

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Year
ended
September 30, 2010
Operations:
Net Investment Loss	$ (250,813)
Net Realized Loss on Investments, Written Options and Purchased Options	(597,288)
Net Change in Unrealized Appreciation on Investments, Written Options
and Purchased Options	77,678
Net Decrease in Net Assets
Resulting From Operations	(770,423)

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (1,720,135 shares)	29,859,809
Shares Transferred from Class R (22,317 shares)	378,714
Cost of Shares Redeemed (388,924 shares)	(6,542,182)
Redemption Fee Proceeds	2,432
Total Class I Shares	23,698,773

Class A Shares:
Proceeds from Shares Issued (13,244 shares)	225,225
Total Class A Shares	225,225

Class R Shares*:
Proceeds from Shares Issued (22,334 shares)	391,404
Shares Transferred to Class I (22,334 shares)	(378,794)
Total Class R Shares	12,610

Total From Shares of Beneficial Interest Transactions	23,936,608

Increase in Net Assets	23,166,185

Net Assets:
Beginning of Year	-
End of Year	$ 23,166,185

Undistributed Net Investment Income at End of Period	$ -
______
* For the period October 1, 2009 through January 28, 2010. Effective January 29, 2010, Class R shares suspended sales and the outstanding shares were exchanged for Class I shares at net asset value.

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.
	Class I		Class A
	For the Year		For the Period
	Ended		Ended
	September 30, 2010*		September 30, 2010**

Net Asset Value, Beginning of Period	$ 17.08		$ 16.09
Increase From Operations:
Net investment loss (a)	(0.20)		(0.13)
Net gain from securities
(both realized and unrealized) (e)	0.07		1.01
Total from operations	(0.13)		0.88

Less Distributions:
From net investment income	-		-
Total Distributions	-		-

Redemption Fees	0.00	(g)	-

Net Asset Value, End of Period	$ 16.95		$ 16.97

Total Return (b)	(0.76)%		5.47%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 22,941		$ 225
Ratio to average net assets:
Expenses, Gross (f)	2.65%		3.23%
Expenses, Net of Reimbursement (f)	2.49%		2.75%
Net investment income, Gross (f)	(1.34)%		(3.18)%
Net investment income, Net of Reimbursement (f)	(1.17)%		(2.70)%
Portfolio turnover rate	208%		208%

__________
*Class I commenced operations on October 1, 2009.
**Class A commenced operations on July 2, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized
(e) The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(f) Does not reflect the expenses of the underlying investor funds in which the Fund invests.
(g) Less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2010

1.

ORGANIZATION

The Lacerte Guardian Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Lacerte Guardian Fund was organized originally as a limited partnership in March 2007.  Effective as of the close of business on September 30, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company.  The Lacerte Guardian Fund commenced operations on October 1, 2009 with a contribution of assets and liabilities, including securities-in-kind from the predecessor limited partnership.

The Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.50%.  Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Class I shares commenced operations on October 1, 2009.  Class A shares commenced operations on July 2, 2010.  For the period October 1, 2009 through January 28, 2010, the Fund offered Class R shares.  On January 29, 2010, Class R shares suspended sales and the Fund exchanged 22,334 shares of Class R (valued at $16.96) for 22,317 shares of Class I (valued at $16.97), pursuant to an action approved by the Board of Trustees.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 22,435,992	-	-	$ 22,435,992
Purchased Options	$ 383,370	-	-	$ 383,370
Short-Term Investments	-	$ 369,205	-	$ 369,205
Total	$ 23,188,567	-	-	$ 23,188,567

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 346,016	-	-	$ 346,016
Total	$ 346,016	-	-	$ 346,016

                                                    The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an

The Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  During the year ended September 30, 2010, the Fund had net realized losses of $1,514,300 involving option transactions subject to equity price risk.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions at U.S. Federal and Nebraska State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Lacerte Capital Advisers, LLC. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.75% of the average daily net assets of the Fund.  For the year ended September 30, 2010, the Adviser earned advisory fees of $372,597.

Pursuant to the Advisory Agreement, the Fund pays the adviser a variable performance-based fee.  This fee is comprised of an annual base rate of 1.75% of average daily net assets (fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Standard and Poor's 500 Index ("S&P 500 Index") over a performance period.  The performance period is the most recent 12-month period (rolling 12-month period).

The management fee will be the fulcrum fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the S&P 500 Index over the performance period.  If the difference between the Fund’s performance and the investment record of the S&P 500 Index exceeds two percentage points, the fee will be adjusted either up or down 1.00%.  The maximum annualized performance adjustment rate is plus or minus 1.00% (which would result from a performance differential of 2 percentage points or more between the Fund’s performance and the investment record of the S&P 500 Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar months immediately following the effective date of the Fund's registration statement ("Initial Period"), the Adviser shall be entitled to receive only the fulcrum fee.  The Adviser will be entitled to receive a performance adjustment only after completion of the Initial Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the Fund on which the management fee is later calculated.

For purposes of comparing the Fund’s after-expenses performance to the investment record of the S&P 500 Index, the Fund's performance already reflects (i.e., is reduced by) any positive performance fee adjustments made during the performance period.  Thus, when the Fund outperforms the S&P 500 Index, shareholders will receive a total return that represents the full amount of the outperformance.  The performance adjustment rate will be no more than 1.00%.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until January 31, 2011, so that the total annual operating expenses of the Fund do not exceed 2.50% and 2.75% of the Fund’s average daily net assets for Class I and Class A shares, respectively.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the year ended September 30, 2010, the Adviser waived fees of $34,207, all of which will expire in 2013.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

The Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $27,000 plus $6,000 for each share class above one along with a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Funds with multiple share classes will be assessed an additional $6,000 annual fee for each share class above one.

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $18,000 per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.   For the year ended September 30, 2010, the Fund incurred expenses of $16,595 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended September 30, 2010, GemCom received $8,741 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A and Class R shares for such distribution and shareholder service activities.  Effective January 29, 2010, Class R shares suspended sales and the outstanding shares were exchanged for Class I shares at net asset value.  For the period ended September 30, 2010, the Class A and Class R shares incurred distribution fees of $6 and $181, respectively.

The Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

The Distributor acts as the Fund’s principal underwriter in a continuous offering of the Fund’s shares.  For the period ended September 30, 2010, the Distributor received $9,057 in underwriting commissions for sales of Class A shares, of which $1,111 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees –The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended September 30, 2010 amounted to $61,326,947 and $39,918,814, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the year ended September 30, 2010, were as follows:

	Purchased Options		Written Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	-	$ -	-	$ -
Options written	70,277	11,578,924	27,980	3,429,234
Options closed	(65,853)	(10,761,656)	(20,883)	(2,550,046)
Options exercised	(237)	(47,803)	(1,141)	(83,787)
Options expired	(2,221)	(352,985)	(3,990)	(449,525)
Options outstanding, end of year	1,966	$ 416,480	1,966	$ 345,876

6.   TAX COMPONENTS OF CAPITAL

As of September 30, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed		Accumulated	Unrealized	Total
Ordinary	Long-Term	Accumulated	Capital &	Appreciation/	Accumulated
Income	Capital Gains	Earnings	Other (Losses)	(Depreciation)	Earnings/(Deficits)
$ 550,909	$ 60,529	$ 611,438	$ -	$ (554,458)	$ 56,980

Permanent book and tax differences primarily attributable to net operating losses and adjustments for tax gain/loss due to the Fund’s conversion from a limited partnership, resulted in reclassification for the Fund for the year ended September 30, 2010 as follows:  a decrease in paid-in-capital of $827,403; a decrease in accumulated net investment losses of $250,813; and a decrease in accumulated net realized losses on investments of $576,590.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in SPDR S&P 500 ETF Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2010, the percentage of the Fund’s net assets invested in the Portfolio was 96.85%.

The Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

8.           NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

9.           SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Lacerte Guardian Fund

We have audited the accompanying statement of assets and liabilities of Lacerte Guardian Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2010, the related statements of operations and changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lacerte Guardian Fund as of September 30, 2010, and the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                BBD, LLP

Philadelphia, Pennsylvania

November 29, 2010

The Lacerte Guardian Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2010

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Expenses Paid During the Period** (4/1/10 to 9/30/10)
Actual Class I Class A	$1,000.00 $1,000.00	$947.45 $1,053.44	$12.20 $ 7.04
Hypothetical (5% return before expenses) Class I Class A	$1,000.00 $1,000.00	$1,012.53 $1,011.28	$12.61 $13.87

  **Expenses Paid During Period are equal to Fund’s annualized expense ratio of 2.50% for Class I and 2.75% for Class A, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).  Actual Expenses for Class A shares are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 91 days and divided by 365 (to reflect the number of days in the period from July 2, 2010, the inception date of Class A shares, through September 30, 2010).

Lacerte Guardian Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2010

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	64	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	64	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	64	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	64	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Lacerte Guardian Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2010

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	64	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-738-9888 to request a copy of the SAI or to make shareholder inquiries.

ADDITIONAL INFORMTION (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 7 to the financial statements of the Lacerte Guardian Fund, the following pages will include the financial statements of the aforementioned underlying funds, SPDR S&P 500 ETF Fund (“the Portfolio”).  The pages have been extracted from the latest audited annual report published for the Portfolio, dated September 30, 2010. The full report of SPDR S&P 500 ETF Fund, along with the report of the independent registered public accounting firm is included in the SPDR S&P 500 ETF Funds’ N-CSR filing dated November 30, 2010, available at ‘www.sec.gov’.  Only data presented for the SPDR S&P 500 ETF Fund is pertinent to the overall review of the financial statements of the Lacerte Guardian Fund.

Common Stocks	Shares	Value
3M Co.	5,384,706	$ 466,907,857
Abbott Laboratories	11,656,468	608,933,888
Abercrombie & Fitch Co. (Class A)	667,532	26,247,358
ACE, Ltd.	2,541,504	148,042,608
Adobe Systems, Inc.*	3,976,197	103,977,552
Advanced Micro Devices, Inc.*	4,273,001	30,381,037
Aetna, Inc.	3,151,222	99,610,127
AFLAC, Inc.	3,546,962	183,413,405
Agilent Technologies, Inc.*	2,629,171	87,735,436
Air Products & Chemicals, Inc.	1,603,816	132,828,041
Airgas, Inc.	560,054	38,055,669
AK Steel Holding Corp.	831,883	11,488,304
Akamai Technologies, Inc.*	1,371,565	68,825,132
Alcoa, Inc.	7,712,586	93,399,416
Allegheny Energy, Inc.	1,280,302	31,393,005
Allegheny Technologies, Inc.	743,164	34,519,968
Allergan, Inc.	2,322,128	154,491,176
Altera Corp.	2,278,473	68,718,746
Altria Group, Inc.	15,726,714	377,755,670
Amazon.com, Inc.*	2,675,555	420,222,668
Ameren Corp.	1,799,624	51,109,322
American Electric Power Co., Inc.	3,617,357	131,056,844
American Express Co.	7,865,760	330,597,893
American International Group, Inc.*	1,019,778	39,873,320
American Tower Corp. (Class A)*	3,046,810	156,179,481
Ameriprise Financial, Inc.	1,895,254	89,702,372
AmerisourceBergen Corp.	2,134,233	65,435,584
Amgen, Inc.*	7,233,877	398,658,961
Amphenol Corp. (Class A)	1,311,398	64,232,274
Anadarko Petroleum Corp.	3,736,361	213,159,395
Analog Devices, Inc.	2,251,292	70,645,543
Aon Corp.	2,034,345	79,563,233
Apache Corp.	2,752,803	269,114,021
Apartment Investment & Management Co. (Class A)	882,191	18,861,244
Apollo Group, Inc. (Class A)*	950,100	48,787,635
Apple, Inc.*	6,902,640	1,958,624,100
Applied Materials, Inc.	10,145,568	118,500,234
Archer-Daniels-Midland Co.	4,856,445	155,017,724
Assurant, Inc.	803,280	32,693,496
AT&T, Inc.	44,621,968	1,276,188,285
Autodesk, Inc.*	1,732,528	55,388,920
Automatic Data Processing, Inc.	3,714,066	156,102,194
AutoNation, Inc.*	471,409	10,960,259
Autozone, Inc.*	220,753	50,532,569
AvalonBay Communities, Inc.	627,273	65,192,483
Avery Dennison Corp.	834,422	30,973,745
Avon Products, Inc.	3,235,913	103,905,166
Baker Hughes, Inc.	3,240,059	$ 138,026,513
Ball Corp.	697,564	41,051,641
Bank of America Corp.	75,763,287	993,256,693
Baxter International, Inc.	4,411,239	210,460,213
BB&T Corp.	5,226,925	125,864,354
Becton, Dickinson & Co.	1,762,928	130,632,965
Bed Bath & Beyond, Inc.*	1,988,307	86,312,407
Bemis Co., Inc.	824,842	26,188,734
Berkshire Hathaway, Inc. (Class B)*	13,088,808	1,082,182,645
Best Buy Co., Inc.	2,613,576	106,712,308
Big Lots, Inc.*	606,676	20,171,977
Biogen Idec, Inc.*	1,827,022	102,532,475
BMC Software, Inc.*	1,370,917	55,494,720
Boston Properties, Inc.	1,050,611	87,326,786
Boston Scientific Corp.*	11,453,960	70,212,775
Bristol-Myers Squibb Co.	12,986,146	352,054,418
Broadcom Corp. (Class A)	3,389,689	119,961,094
Brown-Forman Corp. (Class B)	782,602	48,239,587
C.H. Robinson Worldwide, Inc.	1,252,582	87,580,533
C.R. Bard, Inc.	717,874	58,456,480
CA, Inc.	2,949,611	62,295,784
Cabot Oil & Gas Corp.	785,573	23,653,603
Cameron International Corp.*	1,845,117	79,266,226
Campbell Soup Co.	1,413,415	50,529,586
Capital One Financial Corp.	3,448,880	136,403,204
Cardinal Health, Inc.	2,649,675	87,545,262
CareFusion Corp.*	1,684,711	41,848,221
CarMax, Inc.*	1,685,290	46,952,179
Carnival Corp.	3,270,422	124,962,825
Caterpillar, Inc.	4,740,508	372,983,169
CB Richard Ellis Group, Inc. (Class A)*	2,192,994	40,087,930
CBS Corp. (Class B)	5,136,511	81,465,064
Celgene Corp.*	3,480,172	200,492,709
CenterPoint Energy, Inc.	3,144,727	49,435,108
CenturyLink, Inc.	2,269,699	89,562,323
Cephalon, Inc.*	567,606	35,441,319
Cerner Corp.*	516,013	43,339,932
CF Industries Holdings, Inc.	536,432	51,229,256
Chesapeake Energy Corp.	4,917,094	111,372,179
Chevron Corp.	15,168,246	1,229,386,338
Chubb Corp.	2,372,949	135,234,364
CIGNA Corp.	2,089,037	74,745,744
Cincinnati Financial Corp.	1,231,286	35,522,601
Cintas Corp.	993,994	27,384,535
Cisco Systems, Inc.*	43,127,979	944,502,740
Citigroup, Inc.*	179,795,747	701,203,413
Citrix Systems, Inc.*	1,402,721	95,721,681
Cliffs Natural Resources, Inc.	1,023,500	65,422,120
Clorox Co.	1,064,385	71,058,343

See accompanying notes to financial statements.

2

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
CME Group, Inc.	508,333	$ 132,395,330
CMS Energy Corp.	1,736,898	31,298,902
Coach, Inc.	2,244,723	96,433,300
Coca-Cola Enterprises, Inc.	2,456,878	76,163,218
Cognizant Technology Solutions Corp. (Class A)*	2,261,565	145,803,096
Colgate-Palmolive Co.	3,670,370	282,104,638
Comcast Corp. (Class A)	21,198,032	383,260,419
Comerica, Inc.	1,331,437	49,462,885
Computer Sciences Corp.	1,165,007	53,590,322
Compuware Corp.*	1,699,589	14,497,494
ConAgra Foods, Inc.	3,365,849	73,846,727
ConocoPhillips	11,204,779	643,490,458
CONSOL Energy, Inc.	1,704,466	62,997,063
Consolidated Edison, Inc.	2,129,399	102,679,620
Constellation Brands, Inc. (Class A)*	1,334,429	23,606,049
Constellation Energy Group, Inc.	1,520,712	49,027,755
Corning, Inc.	11,788,649	215,496,504
Costco Wholesale Corp.	3,329,876	214,743,703
Coventry Health Care, Inc.*	1,118,119	24,073,102
CSX Corp.	2,865,155	158,500,375
Cummins, Inc.	1,515,090	137,236,852
CVS Caremark Corp.	10,276,616	323,405,106
D.R. Horton, Inc.	2,091,669	23,259,359
Danaher Corp.	4,045,208	164,275,897
Darden Restaurants, Inc.	1,061,273	45,401,259
DaVita, Inc.*	784,341	54,143,059
Dean Foods Co.*	1,371,968	14,007,793
Deere & Co.	3,207,989	223,853,472
Dell, Inc.*	12,772,640	165,533,414
Denbury Resources, Inc.*	3,015,738	47,920,077
DENTSPLY International, Inc.	1,105,893	35,355,399
Devon Energy Corp.	3,283,082	212,546,729
DeVry, Inc.	467,881	23,024,424
Diamond Offshore Drilling, Inc.	524,491	35,544,755
DIRECTV*	6,536,534	272,115,910
Discover Financial Services	4,107,915	68,520,022
Discovery Communications, Inc. (Class A)*	2,147,881	93,540,218
Dominion Resources, Inc.	4,448,893	194,238,668
Dover Corp.	1,410,117	73,622,209
Dr. Pepper Snapple Group, Inc.	1,802,832	64,036,593
DTE Energy Co.	1,272,249	58,434,397
Duke Energy Corp.	9,919,334	175,671,405
Dun & Bradstreet Corp.	380,996	28,247,043
E*TRADE Financial Corp.*	1,498,229	21,784,250
E. I. du Pont de Nemours & Co.	6,841,601	305,272,237
Eastman Chemical Co.	546,942	40,473,708
Eastman Kodak Co.*	2,037,173	$ 8,556,127
Eaton Corp.	1,265,677	104,405,696
eBay, Inc.*	8,727,685	212,955,514
Ecolab, Inc.	1,763,250	89,467,305
Edison International	2,461,570	84,653,392
El Paso Corp.	5,315,937	65,811,300
Electronic Arts, Inc.*	2,471,638	40,609,012
Eli Lilly & Co.	7,662,713	279,918,906
EMC Corp.*	15,522,884	315,269,774
Emerson Electric Co.	5,687,461	299,501,696
Entergy Corp.	1,429,530	109,401,931
EOG Resources, Inc.	1,912,188	177,776,118
EQT Corp.	1,087,258	39,206,523
Equifax, Inc.	956,472	29,841,926
Equity Residential	2,137,127	101,663,131
Exelon Corp.	4,988,285	212,401,175
Expedia, Inc.	1,566,041	44,178,017
Expeditors International of Washington, Inc.	1,607,761	74,326,791
Express Scripts, Inc.*	4,096,111	199,480,606
Exxon Mobil Corp.	38,460,339	2,376,464,347
Family Dollar Stores, Inc.	1,019,743	45,031,851
Fastenal Co.	1,118,302	59,482,483
Federated Investors, Inc. (Class B)	669,984	15,248,836
FedEx Corp.	2,365,512	202,251,276
Fidelity National Information Services, Inc.	1,930,487	52,374,112
Fifth Third Bancorp	6,003,540	72,222,586
First Horizon National Corp.*	1,758,633	20,065,999
First Solar, Inc.*	408,541	60,198,516
FirstEnergy Corp.	2,302,398	88,734,419
Fiserv, Inc.*	1,152,711	62,038,906
FLIR Systems, Inc.*	1,156,558	29,723,541
Flowserve Corp.	422,760	46,258,399
Fluor Corp.	1,350,835	66,906,858
FMC Corp.	548,834	37,545,734
FMC Technologies, Inc.*	918,293	62,710,229
Ford Motor Co.*	25,991,236	318,132,729
Forest Laboratories, Inc.*	2,156,419	66,698,040
Fortune Brands, Inc.	1,150,255	56,627,054
Franklin Resources, Inc.	1,115,747	119,273,354
Freeport-McMoRan Copper & Gold, Inc.	3,562,250	304,180,528
Frontier Communications Corp.	7,484,095	61,145,056
GameStop Corp. (Class A)*	1,153,904	22,743,448
Gannett Co., Inc.	1,794,483	21,946,527
General Dynamics Corp.	2,871,866	180,381,903
General Electric Co.	80,770,126	1,312,514,548
General Mills, Inc.	4,845,541	177,056,068

See accompanying notes to financial statements.

3

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
Genuine Parts Co.	1,200,070	$ 53,511,121
Genworth Financial, Inc. (Class A)*	3,694,710	45,149,356
Genzyme Corp.*	1,921,947	136,054,628
Gilead Sciences, Inc.*	6,332,707	225,507,696
Goodrich Corp.	945,505	69,712,084
Google, Inc. (Class A)*	1,879,974	988,471,529
H&R Block, Inc.	2,325,237	30,111,819
H.J. Heinz Co.	2,388,439	113,140,355
Halliburton Co.	6,836,312	226,076,838
Harley-Davidson, Inc.	1,778,785	50,588,645
Harman International Industries, Inc.*	524,652	17,528,623
Harris Corp.	981,293	43,461,467
Hartford Financial Services Group, Inc.	3,354,644	76,989,080
Hasbro, Inc.	1,058,767	47,125,719
HCP, Inc.	2,342,100	84,268,758
Health Care REIT, Inc.	1,000,583	47,367,599
Helmerich & Payne, Inc.	798,191	32,294,808
Hess Corp.	2,207,104	130,483,988
Hewlett-Packard Co.	17,113,037	719,945,467
Home Depot, Inc.	12,576,355	398,418,926
Honeywell International, Inc.	5,785,676	254,222,603
Hormel Foods Corp.	522,982	23,324,997
Hospira, Inc.*	1,252,628	71,412,322
Host Hotels & Resorts, Inc.	4,972,154	71,996,790
Hudson City Bancorp, Inc.	3,992,801	48,951,740
Humana, Inc.*	1,285,785	64,597,838
Huntington Bancshares, Inc.	5,412,758	30,690,338
Illinois Tool Works, Inc.	3,835,766	180,357,717
Integrys Energy Group, Inc.	581,333	30,264,196
Intel Corp.	42,015,976	807,967,219
IntercontinentalExchange, Inc.*	558,893	58,527,275
International Business Machines Corp.	9,522,392	1,277,333,663
International Flavors & Fragrances, Inc.	600,993	29,160,180
International Game Technology	2,245,934	32,453,746
International Paper Co.	3,298,156	71,734,893
Intuit, Inc.*	2,127,187	93,192,062
Intuitive Surgical, Inc.*	296,183	84,038,964
Invesco, Ltd.	3,528,093	74,901,414
Iron Mountain, Inc.	1,527,738	34,129,667
ITT Corp.	1,385,069	64,862,781
J.C. Penney Co., Inc.	1,784,743	48,509,315
Jabil Circuit, Inc.	1,465,090	21,111,947
Jacobs Engineering Group, Inc.*	944,111	36,537,096
Janus Capital Group, Inc.	1,387,529	15,193,443

Common Stocks	Shares	Value
JDS Uniphase Corp.*	1,691,969	$ 20,963,496
Johnson & Johnson	20,827,292	1,290,459,012
Johnson Controls, Inc.	5,081,654	154,990,447
JPMorgan Chase & Co.	29,950,809	1,140,227,299
Juniper Networks, Inc.*	3,974,120	120,614,542
Kellogg Co.	1,927,178	97,341,761
KeyCorp	6,641,292	52,864,684
Kimberly-Clark Corp.	3,090,920	201,064,346
Kimco Realty Corp.	3,064,342	48,263,387
King Pharmaceuticals, Inc.*	1,883,457	18,759,232
KLA-Tencor Corp.	1,284,419	45,250,081
Kohl's Corp.*	2,326,156	122,541,898
Kraft Foods, Inc. (Class A)	13,165,950	406,301,217
L-3 Communications Holdings, Inc.	874,884	63,227,867
Laboratory Corp. of America Holdings*	784,964	61,564,727
Legg Mason, Inc.	1,167,610	35,390,259
Leggett & Platt, Inc.	1,119,095	25,470,602
Lennar Corp. (Class A)	1,229,536	18,910,264
Leucadia National Corp.*	1,434,230	33,876,513
Lexmark International, Inc. (Class A)*	592,090	26,419,056
Life Technologies Corp.*	1,379,791	64,422,442
Limited Brands, Inc.	2,038,942	54,602,867
Lincoln National Corp.	2,396,522	57,324,806
Linear Technology Corp.	1,691,053	51,966,059
Lockheed Martin Corp.	2,241,528	159,776,116
Loews Corp.	2,391,998	90,656,724
Lorillard, Inc.	1,154,151	92,689,867
Lowe's Cos., Inc.	10,593,735	236,134,353
LSI Corp.*	4,936,423	22,510,089
M & T Bank Corp.	628,746	51,437,710
Macy's, Inc.	3,187,146	73,591,201
Marathon Oil Corp.	5,359,154	177,387,997
Marriott International, Inc. (Class A)	2,173,623	77,880,912
Marsh & McLennan Cos., Inc.	4,087,844	98,598,797
Marshall & Ilsley Corp.	3,982,562	28,037,236
Masco Corp.	2,709,787	29,834,755
Massey Energy Co.	779,109	24,167,961
MasterCard, Inc. (Class A)	730,537	163,640,288
Mattel, Inc.	2,755,038	64,633,191
McAfee, Inc.*	1,178,340	55,688,348
McCormick & Co., Inc.	1,000,041	42,041,724
McDonald's Corp.	8,037,282	598,857,882
McKesson Corp.	1,972,182	121,841,404
Mead Johnson Nutrition Co.	1,545,224	87,938,698
MeadWestvaco Corp.	1,290,186	31,454,735

See accompanying notes to financial statements.

4

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
Medco Health Solutions, Inc.*	3,275,693	$ 170,532,578
Medtronic, Inc.	8,152,084	273,746,981
MEMC Electronic Materials, Inc.*	1,717,421	20,471,658
Merck & Co., Inc.	23,238,155	855,396,486
Meredith Corp.	278,415	9,274,004
MetLife, Inc.	6,852,787	263,489,660
MetroPCS Communications, Inc.*	1,974,981	20,658,301
Microchip Technology, Inc.	1,401,314	44,071,325
Micron Technology, Inc.*	6,453,001	46,526,137
Microsoft Corp.	57,576,043	1,410,037,293
Molex, Inc.	1,025,639	21,466,624
Molson Coors Brewing Co. (Class B)	1,191,750	56,274,435
Monsanto Co.	4,081,203	195,612,060
Monster Worldwide, Inc.*	952,198	12,340,486
Moody's Corp.	1,485,614	37,110,638
Morgan Stanley	10,555,230	260,503,076
Motorola, Inc.*	17,555,751	149,750,556
Murphy Oil Corp.	1,446,857	89,589,385
Mylan, Inc.*	2,332,706	43,878,200
Nabors Industries, Ltd.*	2,152,067	38,866,330
National Semiconductor Corp.	1,796,501	22,941,318
National-Oilwell Varco, Inc.	3,165,270	140,759,557
NetApp, Inc.*	2,700,888	134,477,214
Newell Rubbermaid, Inc.	2,100,653	37,412,630
Newmont Mining Corp.	3,710,270	233,042,059
News Corp. (Class A)	17,234,680	225,084,921
NextEra Energy, Inc.	3,133,490	170,430,521
Nicor, Inc.	341,992	15,670,073
NIKE, Inc. (Class B)	2,933,997	235,130,520
NiSource, Inc.	2,093,683	36,430,084
Noble Energy, Inc.	1,318,864	99,033,498
Nordstrom, Inc.	1,258,091	46,800,985
Norfolk Southern Corp.	2,795,044	166,333,068
Northeast Utilities	1,327,980	39,268,369
Northern Trust Corp.	1,826,543	88,112,434
Northrop Grumman Corp.	2,220,729	134,642,799
Novell, Inc.*	2,635,995	15,736,890
Novellus Systems, Inc.*	725,528	19,284,534
NRG Energy, Inc.*	1,928,825	40,158,137
Nucor Corp.	2,380,670	90,941,594
NVIDIA Corp.*	4,321,486	50,474,956
NYSE Euronext	1,971,626	56,329,355
O'Reilly Automotive, Inc.*	1,043,080	55,491,856
Occidental Petroleum Corp.	6,133,434	480,247,882
Office Depot, Inc.*	2,083,480	9,584,008
Omnicom Group, Inc.	2,318,379	91,529,603
Oneok, Inc.	803,550	36,191,892
Oracle Corp.	29,224,833	784,686,766

Common Stocks	Shares	Value
Owens-Illinois, Inc.*	1,246,021	$ 34,963,349
PACCAR, Inc.	2,756,207	132,711,367
Pactiv Corp.*	1,002,414	33,059,614
Pall Corp.	882,625	36,752,505
Parker-Hannifin Corp.	1,217,070	85,267,924
Patterson Cos., Inc.	704,406	20,181,232
Paychex, Inc.	2,429,386	66,783,821
Peabody Energy Corp.	2,030,278	99,503,925
People's United Financial, Inc.	2,831,200	37,060,408
Pepco Holdings, Inc.	1,682,535	31,295,151
PepsiCo, Inc.	12,012,506	798,110,899
PerkinElmer, Inc.	887,992	20,548,135
Pfizer, Inc.	60,717,239	1,042,514,994
PG&E Corp.	2,957,097	134,311,346
Philip Morris International, Inc.	13,840,904	775,367,442
Pinnacle West Capital Corp.	819,449	33,818,660
Pioneer Natural Resources Co.	874,649	56,878,424
Pitney Bowes, Inc.	1,569,012	33,545,477
Plum Creek Timber Co., Inc.	1,231,124	43,458,677
PNC Financial Services Group, Inc.	3,972,513	206,213,150
Polo Ralph Lauren Corp.	496,452	44,611,177
PPG Industries, Inc.	1,256,746	91,491,109
PPL Corp.	3,650,662	99,407,526
Praxair, Inc.	2,310,752	208,568,476
Precision Castparts Corp.	1,073,729	136,739,388
priceline.com, Inc.*	365,901	127,457,954
Principal Financial Group, Inc.	2,415,993	62,622,539
Progress Energy, Inc.	2,169,007	96,347,291
ProLogis	3,592,484	42,319,462
Prudential Financial, Inc.	3,519,966	190,711,758
Public Service Enterprise Group, Inc.	3,822,006	126,431,958
Public Storage, Inc.	1,054,718	102,349,835
Pulte Group, Inc.*	2,400,329	21,026,882
QEP Resources, Inc.	1,319,807	39,778,983
QLogic Corp.*	842,827	14,867,468
QUALCOMM, Inc.	12,116,784	546,709,294
Quanta Services, Inc.*	1,587,594	30,291,294
Quest Diagnostics, Inc.	1,141,311	57,601,966
Qwest Communications International, Inc.	13,206,384	82,804,028
R.R. Donnelley & Sons Co.	1,555,505	26,381,365
RadioShack Corp.	946,872	20,196,780
Range Resources Corp.	1,204,543	45,929,225
Raytheon Co.	2,824,303	129,098,890
Red Hat, Inc.*	1,424,928	58,422,048
Regions Financial Corp.	9,486,361	68,965,844
Republic Services, Inc.	2,309,687	70,422,357

See accompanying notes to financial statements.

5

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
Reynolds American, Inc.	1,276,503	$ 75,811,513
Robert Half International, Inc.	1,135,206	29,515,356
Rockwell Automation, Inc.	1,077,596	66,520,001
Rockwell Collins, Inc.	1,189,188	69,270,201
Roper Industries, Inc.	709,167	46,223,505
Ross Stores Inc.	926,146	50,586,095
Rowan Cos., Inc.*	863,406	26,213,006
Ryder System, Inc.	399,919	17,104,536
Safeway, Inc.	2,934,957	62,103,690
SAIC, Inc.*	2,209,887	35,313,994
Salesforce.com, Inc.*	884,460	98,882,628
SanDisk Corp.*	1,737,535	63,680,658
Sara Lee Corp.	4,994,085	67,070,562
SCANA Corp.	857,573	34,577,343
Schlumberger, Ltd.	10,314,993	635,506,719
Scripps Networks Interactive (Class A)	676,028	32,165,412
Sealed Air Corp.	1,203,005	27,043,552
Sears Holdings Corp.*	333,187	24,036,110
Sempra Energy	1,869,289	100,567,748
Sherwin-Williams Co.	696,476	52,333,207
Sigma-Aldrich Corp.	917,038	55,370,754
Simon Property Group, Inc.	2,209,913	204,947,332
SLM Corp.*	3,668,920	42,376,026
Snap-on, Inc.	436,850	20,317,894
Southern Co.	6,226,135	231,861,267
Southwest Airlines Co.	5,623,182	73,494,989
Southwestern Energy Co.*	2,615,104	87,449,078
Spectra Energy Corp.	4,894,385	110,368,382
Sprint Nextel Corp.*	22,517,066	104,254,016
St. Jude Medical, Inc.*	2,468,297	97,102,804
Stanley Black & Decker, Inc.	1,253,154	76,793,277
Staples, Inc.	5,512,939	115,330,684
Starbucks Corp.	5,628,469	143,976,237
Starwood Hotels & Resorts Worldwide, Inc.	1,430,885	75,193,007
State Street Corp.(a)	3,790,256	142,741,041
Stericycle, Inc.*	639,787	44,452,401
Stryker Corp.	2,595,305	129,895,015
Sunoco, Inc.	910,200	33,222,300
SunTrust Banks, Inc.	3,775,064	97,509,903
SUPERVALU, Inc.	1,604,486	18,499,724
Symantec Corp.*	6,033,579	91,529,393
Sysco Corp.	4,468,466	127,440,650
T. Rowe Price Group, Inc.	1,960,296	98,142,219
Target Corp.	5,445,952	291,031,675
TECO Energy, Inc.	1,617,776	28,019,880
Tellabs, Inc.	2,914,180	21,710,641
Tenet Healthcare Corp.*	3,284,271	15,501,759
Teradata Corp.*	1,260,632	$ 48,609,970
Teradyne, Inc.*	1,363,310	15,187,273
Tesoro Corp.	1,066,242	14,244,993
Texas Instruments, Inc.	9,021,437	244,841,800
Textron, Inc.	2,063,540	42,426,382
The AES Corp.*	5,046,217	57,274,563
The Allstate Corp.	4,062,271	128,164,650
The Bank of New York Mellon Corp.	9,158,986	239,324,304
The Boeing Co.	5,520,155	367,311,114
The Charles Schwab Corp.	7,392,082	102,749,940
The Coca-Cola Co.	17,421,165	1,019,486,576
The Dow Chemical Co.	8,720,747	239,471,713
The Estee Lauder Cos., Inc. (Class A)	860,896	54,434,454
The Gap, Inc.	3,390,289	63,194,987
The Goldman Sachs Group, Inc.	3,887,678	562,080,485
The Goodyear Tire & Rubber Co.*	1,837,078	19,748,589
The Hershey Co.	1,163,752	55,382,958
The Interpublic Group of Cos., Inc.*	3,696,339	37,074,280
The JM Smucker Co.	900,292	54,494,675
The Kroger Co.	4,880,845	105,719,103
The McGraw-Hill Cos., Inc.	2,383,048	78,783,567
The NASDAQ OMX Group, Inc.*	1,100,702	21,386,640
The New York Times Co. (Class A)*	878,779	6,801,749
The Procter & Gamble Co.	21,432,199	1,285,288,974
The Progressive Corp.	5,063,039	105,665,624
The Travelers Cos., Inc.	3,549,096	184,907,902
The Walt Disney Co.	14,436,287	477,985,463
The Washington Post Co. (Class B)	45,284	18,086,882
The Western Union Co.	5,075,927	89,691,630
The Williams Cos., Inc.	4,412,119	84,315,594
Thermo Fisher Scientific, Inc.*	3,099,717	148,414,450
Tiffany & Co.	960,305	45,124,732
Time Warner Cable, Inc.	2,673,913	144,364,563
Time Warner, Inc.	8,490,997	260,249,058
Titanium Metals Corp.*	638,265	12,739,769
TJX Cos., Inc.	3,024,687	134,991,781
Torchmark Corp.	623,210	33,117,379
Total System Services, Inc.	1,244,016	18,958,804
Tyco International, Ltd.	3,757,814	138,024,508
Tyson Foods, Inc. (Class A)	2,307,637	36,968,345
U.S. Bancorp	14,474,869	312,946,668
Union Pacific Corp.	3,756,509	307,282,436
United Parcel Service, Inc. (Class B)	7,479,692	498,820,660

See accompanying notes to financial statements.

6

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
United States Steel Corp.	1,082,983	$ 47,477,975
United Technologies Corp.	7,017,608	499,864,218
UnitedHealth Group, Inc.	8,490,015	298,084,427
Unum Group	2,514,259	55,690,837
Urban Outfitters, Inc.*	982,167	30,879,330
V.F. Corp.	666,038	53,962,399
Valero Energy Corp.	4,270,490	74,776,280
Varian Medical Systems, Inc.*	932,943	56,443,052
Ventas, Inc.	1,184,349	61,076,878
VeriSign, Inc.*	1,313,013	41,675,033
Verizon Communications, Inc.	21,346,060	695,668,095
Viacom, Inc. (Class B)	4,588,268	166,049,419
Visa, Inc. (Class A)	3,766,647	279,711,206
Vornado Realty Trust	1,226,789	104,927,263
Vulcan Materials Co.	964,894	35,623,886
W.W. Grainger, Inc.	449,772	53,572,343
Wal-Mart Stores, Inc.	15,088,425	807,532,506
Walgreen Co.	7,388,179	247,503,997
Waste Management, Inc.	3,648,080	130,382,379
Waters Corp.*	701,650	49,662,787
Watson Pharmaceuticals, Inc.*	809,089	34,232,556
WellPoint, Inc.*	3,019,057	170,999,389
Wells Fargo & Co.	39,542,102	993,693,023
Western Digital Corp.*	1,730,191	49,120,123
Weyerhaeuser Co.	4,083,031	$ 64,348,569
Whirlpool Corp.	567,055	45,908,773
Whole Foods Market, Inc.*	1,097,166	40,715,830
Windstream Corp.	3,648,724	44,842,818
Wisconsin Energy Corp.	882,589	51,013,644
Wyndham Worldwide Corp.	1,359,107	37,334,669
Wynn Resorts, Ltd.	570,878	49,535,084
Xcel Energy, Inc.	3,470,971	79,728,204
Xerox Corp.	10,416,514	107,810,920
Xilinx, Inc.	1,955,473	52,035,137
XL Group PLC	2,584,499	55,980,248
Yahoo!, Inc.*	10,232,092	144,988,744
Yum! Brands, Inc.	3,531,207	162,647,394
Zimmer Holdings, Inc.*	1,532,090	80,174,270
Zions Bancorporation	1,304,712	27,868,648
Total Common Stocks (b) (Cost $80,279,228,597)		$78,077,851,159

* Non-income producing security
(a) Affiliated Issuer. See following table for more information.
(b) The values of the securities of the Trust are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

Transactions with Affiliates

SPDR S&P 500 ETF Trust has invested in a company affiliated with the Trustee, State Street Corp. Amounts related to these investments at September 30, 2010, and for the year then ended are:

	Number of Shares Held at 9/30/09	Cost at 9/30/09	Value at 9/30/09	Purchased		Sold		Number of Shares Held at 9/30/10	Value at 9/30/10	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares				
State Street Corp.	3,793,465	$164,567,461	$199,536259	$310,957,645	7,581,766	$310,564,549	7,584,975	3,790,256	$142,741,041	$155,923	$8,836,491

See accompanying notes to financial statements.

7

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

INDUSTRY**	VALUE
Oil, Gas and Consumable Fuels	$ 7,120,276,046
Pharmaceuticals	4,747,336,908
Computers & Peripherals	3,447,937,274
Insurance	3,185,595,032
Diversified Financial Services	3,174,313,156
Software	3,036,160,591
IT Services	2,449,952,006
Media	2,399,777,059
Diversified Telecommunication Services	2,250,210,605
Commercial Banks	2,137,843,028
Aerospace and Defense	2,129,109,964
Beverages	2,085,917,357
Industrial Conglomerates	1,959,873,295
Food & Staples Retailing	1,947,664,309
Semiconductors & Semiconductor Equipment	1,911,932,756
Capital Markets	1,865,147,427
Communications Equipment	1,847,712,736
Household Products	1,839,516,301
Health Care Providers & Services	1,585,938,804
Machinery	1,578,043,101
Chemicals	1,566,879,449
Specialty Retail	1,564,996,927
Electric Utilities	1,535,740,956
Internet Software & Services	1,469,256,438
Food Products	1,454,463,190
Energy Equipment & Services	1,415,264,981
Hotels, Restaurants & Leisure	1,348,243,015
Health Care Equipment & Supplies	1,339,779,461
Tobacco	1,321,624,492
Real Estate Investment Trusts (REITs)	1,148,368,194
Multi-Utilities	1,108,540,420
Biotechnology	1,098,687,788
Metals & Mining	893,211,733
Air Freight & Logistics	862,979,260
Multiline Retail	671,715,012
Road & Rail	649,220,415
Internet & Catalog Retail	591,858,639
Consumer Finance	577,897,145
Electronic Equipment, Instruments & Components	439,766,326
Textiles, Apparel & Luxury Goods	430,137,396
Electrical Equipment	412,245,202
Commercial Services & Supplies	397,671,926
Automobiles	368,721,374
Household Durables	322,937,464
Life Sciences Tools & Services	283,047,814
Wireless Telecommunication Services	281,091,798
Auto Components	$ 174,739,036
Containers & Packaging	162,306,890
Personal Products	158,339,620
Independent Power Producers & Energy Traders	146,460,455
Construction & Engineering	133,735,248
Leisure Equipment & Products	120,315,037
Trading Companies & Distributors	113,054,826
Office Electronics	107,810,920
Paper & Forest Products	103,189,628
Diversified Consumer Services	101,923,878
Professional Services	87,604,325
Thrifts & Mortgage Finance	86,012,148
Airlines	73,494,989
Distributors	53,511,121
Gas Utilities	51,861,965
Health Care Technology	43,339,932
Real Estate Management & Development	40,087,930
Construction Materials	35,623,886
Building Products	29,834,755
TOTAL	**$78,077,851,159**

* SPDR S&P 500 ETF Trust's industry breakdown is expressed as market value by industry and may change over time.

** Each security is valued based on Level 1 inputs.

See accompanying notes to financial statements.

8

ASSETS	
Investments in unaffiliated issuers, at value	$77,935,110,118
Investments in affiliated issuers, at value	142,741,041
Total investments	78,077,851,159
Cash	467,823,962
Dividends receivable — unaffiliated issuers	97,267,765
Dividends receivable — affiliated issuers	38,675
Total Assets	78,642,981,561
LIABILITIES	
Payable for investments purchased	5,931,706
Payable for units of fractional undivided interest ("Units") redeemed in-kind	527,194
Income distribution payable	426,267,165
Accrued trustee expense	3,008,238
Accrued expenses and other liabilities	16,365,856
Total Liabilities	452,100,159
NET ASSETS	$78,190,881,402
NET ASSETS CONSIST OF:	
Paid in Capital (Note 4)	$89,077,858,400
Distribution in excess of net investment income	(426,704,977)
Accumulated net realized gain on investments	(8,258,894,583)
Net unrealized depreciation on investments	(2,201,377,438)
NET ASSETS	$78,190,881,402
NET ASSET VALUE PER UNIT	$ 114.13
UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	685,082,116
COST OF INVESTMENTS:	
Unaffiliated issuers	$80,105,431,548
Affiliated issuers	173,797,049
Total Cost of Investments	$80,279,228,597

See accompanying notes to financial statements.

9

SPDR S&P 500 ETF Trust
Statement of Operations

	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
INVESTMENT INCOME			
Dividend income — unaffiliated issuers	$ 1,516,348,569	$ 1,899,322,298	$ 1,628,431,147
Dividend income — affiliated issuers	155,923	2,239,900	2,890,454
Total Investment Income	1,516,504,492	1,901,562,198	1,631,321,601
EXPENSES			
Trustee expense	40,693,484	37,299,801	36,310,380
S&P license fee	21,931,368	21,492,906	23,977,390
Marketing expense	14,620,912	14,233,147	18,115,010
Legal and audit services	422,917	277,642	155,059
Other expenses	1,543,741	1,050,269	2,341,136
Total Expenses	79,212,422	74,353,765	80,898,975
Trustee expense waiver	(10,128,612)	(7,102,147)	(6,923,474)
Net Expenses	69,083,810	67,251,618	73,975,501
NET INVESTMENT INCOME	1,447,420,682	1,834,310,580	1,557,346,100
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS			
Net realized gain (loss) on:			
Investment transactions — unaffiliated issuers	16,730,164,234	(44,584,311,986)	(8,458,807,396)
Investment transactions — affiliated issuers	8,836,491	(166,785,981)	19,363,771
Net change in unrealized appreciation (depreciation) on:			
Investment transactions — unaffiliated issuers	(11,825,602,638)	29,208,992,488	(12,549,019,477)
Investment transactions — affiliated issuers	(66,024,806)	90,665,805	(54,343,615)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,847,373,281	(15,451,439,674)	(21,042,806,717)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,294,793,963	$(13,617,129,094)	$(19,485,460,617)

See accompanying notes to financial statements.

10

SPDR S&P 500 ETF Trust
Statements of Changes in Net Assets

	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:			
Net investment income	$ 1,447,420,682	$ 1,834,310,580	$ 1,557,346,100
Net realized gain (loss) on investment transactions	16,739,000,725	(44,751,097,967)	(8,439,443,625)
Net change in unrealized appreciation (depreciation)	(11,891,627,444)	29,299,258,293	(12,603,363,092)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,294,793,963	(13,617,129,094)	(19,485,460,617)
NET EQUALIZATION CREDITS AND CHARGES	102,137,436	79,929,657	218,645,921
DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,549,861,683)	(1,938,730,332)	(1,782,447,532)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:			
Proceeds from sale of Units	400,829,082,743	343,468,772,184	445,910,262,535
Proceeds from reinvestment of distributions	2,216,596	12,270,791	13,008,992
Cost of Units repurchased	(399,041,216,070)	(349,232,583,429)	(410,330,564,199)
Net income equalization (Note 2)	(102,137,436)	(79,929,657)	(218,645,921)
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	1,687,945,833	(5,831,470,111)	35,374,061,407
NET INCREASE (DECREASE) IN NET ASSETS DURING PERIOD	6,535,015,549	(21,307,399,880)	14,324,799,179
NET ASSETS AT BEGINNING OF PERIOD	71,655,865,853	92,963,265,733	78,638,466,554
NET ASSETS END OF PERIOD*	$ 78,190,881,402	$ 71,655,865,853	$ 92,963,265,733
UNIT TRANSACTIONS:			
Units sold	3,614,350,000	3,788,050,000	3,304,850,000
Units issued from reinvestment distributions	21,395	135,148	95,213
Units redeemed	(3,607,000,000)	(3,908,300,000)	(3,022,850,000)
NET INCREASE (DECREASE)	7,371,395	(120,114,852)	282,095,213
* Includes undistributed (distribution in excess of) net investment income	$ (426,704,977)	$ (336,373,142)	$ (439,719,151)

See accompanying notes to financial statements.

11

SPDR S&P 500 ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each year

	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006
Net asset value, beginning of year	$ 105.73	$ 116.52	$ 152.48	$ 133.53	$ 122.85
Investment Operations:					
Net investment income(1)	2.20	2.32	2.72	2.66	2.32
Net realized and unrealized gain (loss) on investments	8.24	(10.90)	(36.28)	18.75	10.54
Total from investment operations	10.44	(8.58)	(33.56)	21.41	12.86
Net equalization credits and charges(1)	0.16	0.10	0.38	0.26	0.15
Less distributions from:					
Net investment income	(2.20)	(2.31)	(2.78)	(2.72)	(2.33)
Net asset value, end of year	$ 114.13	$ 105.73	$ 116.52	$ 152.48	$ 133.53
Total investment return(2)	10.08%	(6.90)%	(21.84)%	16.31%	10.64%
Ratios and supplemental data					
Ratio to average net assets:					
Net investment income	1.98%	2.58%	1.99%	1.86%	1.83%
Total expenses(3)	0.09%	0.09%	0.09%	0.08%	0.08%
Total expenses excluding Trustee earnings credit	0.11%	0.10%	0.11%	0.11%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%	0.10%	0.11%	0.12%	0.12%
Portfolio turnover rate(4)	5.38%	6.68%	4.56%	2.95%	3.70%
Net assets, end of year (000's)	$78,190,881	$71,655,866	$92,963,266	$78,638,467	$57,585,885

(1) Per Unit numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2) Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of each Trust. Broker commission charges are not included in this calculation.

(3) Net of expenses reimbursed by the Trustee.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

12

Note 1 — Organization

SPDR S&P 500 ETF Trust (the "Trust"), formerly the SPDR Trust, Series 1, is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P 500 Index"). Each unit of fractional undivided interest in the Trust is referred to as a "Unit". The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three "Creation Units" — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended ("Trust Agreement"), PDR Services, LLC, as Sponsor of the Trust ("Sponsor"), and State Street Bank and Trust Company, as Trustee of the Trust ("Trustee"), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of the Trust's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the "Committee") for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the

13

Note 2 — Significant Accounting Policies – (continued)

use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 — quoted prices in active markets for identical investments
- Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 — significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust's net assets are computed and that may materially affect the value of the Trust's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust's net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust's performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Trust's investments by industry.

Subsequent Events

Management has determined that there are no subsequent events or transactions that would have materially impacted the Trust's financial statements as presented.

Investment Risk

The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the S&P 500 Index.

14

Note 2 — Significant Accounting Policies – (continued)

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service was discontinued. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization

The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units.

Federal Income Tax

The Trust has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from those determined in accordance with U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind transactions, real estate investment trusts (REITs) and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the State of New York.

During the year ended September 30, 2010, the Trust reclassified $16,298,648,778 of non-taxable net security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At September 30, 2010, the cost of investments for federal income tax purposes was $80,288,348,453 accordingly, gross unrealized appreciation was $1,844,782,188 and gross unrealized depreciation was $4,055,279,482, resulting in net unrealized depreciation of $2,210,497,294.

15

Note 2 — Significant Accounting Policies – (continued)

At September 30, 2010, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2011	$1,530,834,020
2012	445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	190,637,430

During the tax year ended September 30, 2010, the Trust had $472,492,447 of capital loss carryforward expire.
The tax character of distributions paid during the year ended September 30, 2010 was $1,549,861,683 of ordinary income.
The tax character of distributions paid during the year ended September 30, 2009 was $1,938,730,332 of ordinary income.
The tax character of distributions paid during the year ended September 30, 2008 was $1,782,447,532 of ordinary income.

As of September 30, 2010, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $0, undistributed long term capital gain of $0 and unrealized depreciation of $2,210,497,294.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2010:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2010, the Adjustment Amount reduced the Trustee's fee by $4,324,987. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,954,228 and a Trustee earnings credit of $370,759. Prior to 2008, the Trustee earnings credit was presented separately on the Statement of Operations.

16

Note 3 — Transactions with the Trustee and Sponsor – (continued)

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2011, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the years ended September 30, 2008, September 30, 2009 and September 30, 2010 was $6,923,474, $7,102,147 and $10,128,612, respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor's ("S&P"), a division of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. ("NYSE Arca") and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

Transactions with Affiliated Issuers

The Trust has invested in securities issued by an affiliate of the Trustee. Investments in State Street Corp., the holding company of the Trustee, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2010 is listed in the Schedule of Investments.

Note 4 — Shareholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 — Investment Transactions

For the year ended September 30, 2010, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $150,305,793,354, $148,622,099,864, $4,374,016,308, and $3,863,767,068, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $16,364,147,640.

17

SPDR S&P 500 ETF Trust

Sponsor
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

SPDRAR

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

Investment Adviser

Lacerte Capital Advisers, LLC

2811 McKinney Ave., Suite 206

Dallas, TX 75204

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, N.A.

350 California Street 6th Floor

San Francisco, California  94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-9888 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-738-9888.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $14,000

(b)

Audit-Related Fees

2010 – None

(c)

Tax Fees

2010 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

Audit-Related Fees:

0.00%

Tax Fees:

12.50%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - None

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/6/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/6/10

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/6/10